INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	December 31,
	2012	2011
Current income tax expense (benefit):
Federal	$-	$-
State	63	18
Foreign	68	-
	131	18
Deferred income tax expense (benefit):
Federal	16	(294)
State	6	12
Foreign	(278)	-
	(256)	(282)

Valuation allowance	-	364

Total income tax expense (benefit)	$(125)	$100

Schedule of deferred tax assets and liabilities

	December 31,
	2012	2011

Allowance for doubtful accounts	$98	$86
Inventory reserve and uniform capitalization	44	76
Accrued expenses and other liabilities	365	170
Unearned revenue	226	992
Valuation allowance	(685)	(1,324)
Deferred tax assets - current	48	-

Other assets	42	4
Property and equipment	5	7
Intangibles	405	178
Net operating loss carryforward	2,009	1,671
Valuation allowance	(2,459)	(1,860)
Deferred tax assets - long term	2	-

Total net deferred tax asset	$50	$-

Long term debt	(18)	-
Intangibles	(1,022)	-
Goodwill	(40)	(18)

Total net deferred tax liability	$(1,080)	$(18)

Total	$(1,030)	$(18)

Schedule of effective income tax rate reconciliation

	December 31, 2012		December 31, 2011
	Amount	Rate (%)	Amount	Rate (%)
Tax at the Federal statutory rate	$(1,357)	34.0	$(1,723)	34.0
State taxes	(130)	3.3	18	(0.4)
Permanent differences	752	(18.9)	1,426	(28.2)
Valuation allowance	147	(3.7)	364	(7.2)
True up items	288	(7.2)	-	-
Miscellaneous	22	(0.6)	15	(0.2)
Stock transaction	57	(1.4)	-	-
Foreign rate	96	(2.4)	-	-
Effective tax rate	$(125)	3.1	$100	(2.0)

Schedule of unrecognized tax benefits reconciliation roll forward

Balance as of December 31, 2011	$-
Additions based on tax positions related to the current year	170
Additions for tax positions of prior years	-
Reductions for tax positions of prior years	-

Balance as of December 31, 2012	$170